Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) 10Q (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 534	$ 501	$ 518
Current liabilities:
Redeemable common stock shares outstanding (in shares)	37,260	37,260	0
Equity attributable to RiceBran Technologies shareholders:
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	6,000,000	6,000,000	2,500,000
Common stock, shares issued (in shares)	2,994,600	2,832,014	1,038,080
Common stock, shares outstanding (in shares)	2,994,600	2,832,014	1,038,080
Variable Interest Entity [Member]
Current assets:
Accounts receivable, variable interest entity restricted	1,116	1,967	2,505
Variable interest entity restricted portion of property, net	4,947	4,969	5,757
Current liabilities:
Nonrecourse portion of current maturities of long-term debt	6,828	6,262	7,013
Long-term liabilities:
Long-term debt, less current portion variable interest entity nonrecourse	$ 6,791	$ 6,658	$ 7,454